Schedule of Investments (unaudited)
March 31, 2026
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 Western Asset Short-Term Bond Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 48.9%
Communication Services — 2.4%
Diversified Telecommunication Services — 1.2%
AT&T Inc., Senior Notes	4.700%	8/15/30	$250,000	$252,203
NTT Finance Corp., Senior Notes	4.620%	7/16/28	650,000	652,577 (a)
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	1,620,000	1,619,325
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	270,000	259,357
Total Diversified Telecommunication Services				2,783,462
Entertainment — 0.1%
Discovery Global Holdings Inc., Senior Notes	3.755%	3/15/27	54,000	53,368
Flutter Treasury DAC, Senior Secured Notes	5.875%	6/4/31	200,000	198,300 (a)
Total Entertainment				251,668
Interactive Media & Services — 0.6%
Alphabet Inc., Senior Notes	3.700%	2/15/29	480,000	475,975
Meta Platforms Inc., Senior Notes	4.200%	11/15/30	1,100,000	1,089,580
Total Interactive Media & Services				1,565,555
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.000%	2/1/33	120,000	120,450 (a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	330,000	282,619 (a)
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	100,000	99,200 (a)
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	50,000	51,211 (a)
Total Media				553,480
Wireless Telecommunication Services — 0.3%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	1,000,000	638,515 (a)

Total Communication Services				5,792,680
Consumer Discretionary — 4.2%
Automobile Components — 0.1%
Cyprium Corp./Cyprium Holdings Luxembourg Sarl, Senior Notes	6.125%	4/15/31	120,000	118,598 (a)
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	157,295 (a)
Total Automobile Components				275,893
Automobiles — 1.1%
BMW US Capital LLC, Senior Notes	4.650%	8/13/29	1,220,000	1,223,009 (a)
Hyundai Capital America, Senior Notes	5.950%	9/21/26	450,000	452,818 (a)
Hyundai Capital America, Senior Notes	5.275%	6/24/27	830,000	837,232 (a)
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	200,000	189,672 (a)
Total Automobiles				2,702,731
Broadline Retail — 0.8%
Amazon.com Inc., Senior Notes	3.850%	3/13/28	330,000	329,047
Amazon.com Inc., Senior Notes	3.900%	11/20/28	340,000	338,643
Amazon.com Inc., Senior Notes	4.000%	3/13/29	210,000	208,977
Amazon.com Inc., Senior Notes	4.100%	11/20/30	380,000	375,704
Prosus NV, Senior Notes	3.257%	1/19/27	670,000	661,559 (a)
Total Broadline Retail				1,913,930
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp., Senior Notes	5.875%	6/15/31	230,000	232,972 (a)
Carnival Corp., Senior Notes	6.125%	2/15/33	500,000	505,265 (a)
Las Vegas Sands Corp., Senior Notes	5.900%	6/1/27	810,000	820,725
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	5.625%	6/15/28	$870,000	$881,502
McDonald’s Corp., Senior Notes	3.500%	3/1/27	10,000	9,943
McDonald’s Corp., Senior Notes	3.500%	7/1/27	10,000	9,914
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	80,000	77,773 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	240,000	240,933 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	140,000	141,414 (a)
Sands China Ltd., Senior Notes	2.300%	3/8/27	420,000	410,194
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	240,000	253,315 (a)
Total Hotels, Restaurants & Leisure				3,583,950
Specialty Retail — 0.7%
Home Depot Inc., Senior Notes	2.500%	4/15/27	10,000	9,845
Home Depot Inc., Senior Notes	2.875%	4/15/27	120,000	118,555
Home Depot Inc., Senior Notes	4.875%	6/25/27	10,000	10,099
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	1,260,000	1,184,457
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	210,000	204,655 (a)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	60,000	59,959 (a)
Total Specialty Retail				1,587,570

Total Consumer Discretionary				10,064,074
Consumer Staples — 3.0%
Food Products — 1.0%
Mars Inc., Senior Notes	4.600%	3/1/28	2,280,000	2,294,653 (a)
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	5.050%	3/22/28	540,000	548,365
Tobacco — 1.8%
Altria Group Inc., Senior Notes	6.200%	11/1/28	10,000	10,434
BAT Capital Corp., Senior Notes	3.557%	8/15/27	640,000	633,184
BAT Capital Corp., Senior Notes	2.259%	3/25/28	700,000	672,137
Imperial Brands Finance PLC, Senior Notes	4.500%	6/30/28	620,000	620,541 (a)
Philip Morris International Inc., Senior Notes	4.750%	2/12/27	1,270,000	1,277,669
Philip Morris International Inc., Senior Notes	4.125%	4/28/28	1,050,000	1,048,411
Total Tobacco				4,262,376

Total Consumer Staples				7,105,394
Energy — 5.8%
Oil, Gas & Consumable Fuels — 5.8%
Chevron Corp., Senior Notes	1.995%	5/11/27	480,000	469,947
Chord Energy Corp., Senior Notes	6.000%	10/1/30	100,000	101,386 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.055%	8/15/26	60,000	60,277 (a)
Columbia Pipelines Holding Co. LLC, Senior Notes	6.042%	8/15/28	980,000	1,012,008 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	1,550,000	1,525,327 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	1,360,000	1,350,652
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	80,000	80,040 (a)
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	1,020,000	1,013,591
Diamondback Energy Inc., Senior Notes	5.200%	4/18/27	250,000	252,025
Energy Transfer LP, Senior Notes	5.500%	6/1/27	510,000	514,833
Energy Transfer LP, Senior Notes	5.550%	2/15/28	130,000	132,545
Enterprise Products Operating LLC, Senior Notes	4.600%	1/11/27	10,000	10,026
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
EQT Corp., Senior Notes	3.125%	5/15/26	$1,300,000	$1,297,437 (a)
EQT Corp., Senior Notes	5.000%	1/15/29	160,000	161,069
Exxon Mobil Corp., Senior Notes	3.294%	3/19/27	670,000	666,143
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	120,000	119,895
MPLX LP, Senior Notes	4.125%	3/1/27	240,000	239,451
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	730,000	726,617
ONEOK Inc., Senior Notes	5.550%	11/1/26	480,000	482,858
ONEOK Inc., Senior Notes	5.800%	11/1/30	270,000	281,100
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	20,000	20,387 (a)
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	370,000	375,464
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	710,000	563,502 (a)
QazaqGaz NC JSC, Senior Notes	4.375%	9/26/27	800,000	794,496 (a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	180,000	179,762
Targa Resources Corp., Senior Notes	4.350%	1/15/29	330,000	328,692
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	240,000	239,965
Venture Global LNG Inc., Senior Secured Notes	9.500%	2/1/29	340,000	367,812 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.125%	12/15/30	50,000	51,449 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	20,000	21,996 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	20,000	22,428 (a)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	40,000	42,392 (a)
Viper Energy Partners LLC, Senior Notes	4.900%	8/1/30	100,000	100,121
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	200,000	208,313

Total Energy				13,814,006
Financials — 12.4%
Banks — 6.7%
Banco Santander SA, Senior Notes	4.551%	11/6/30	600,000	591,663
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	200,000	199,153 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	710,000	697,733 (b)
Bank of America Corp., Senior Notes (5.162% to 1/24/30 then SOFR + 1.000%)	5.162%	1/24/31	590,000	601,351 (b)
Bank of America Corp., Senior Notes (5.933% to 9/15/26 then SOFR + 1.340%)	5.933%	9/15/27	300,000	302,108 (b)
Bank of Nova Scotia, Senior Notes	2.951%	3/11/27	400,000	395,277
Bank of Nova Scotia, Senior Notes	5.400%	6/4/27	1,000,000	1,012,996
BNP Paribas SA, Senior Notes (4.792% to 5/9/28 then SOFR + 1.450%)	4.792%	5/9/29	1,090,000	1,094,094 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	900,000	909,516 (a)(b)
Citibank NA, Senior Notes	4.838%	8/6/29	1,300,000	1,317,525
Citigroup Inc., Senior Notes (3.887% to 1/10/27 then 3 mo. Term SOFR + 1.825%)	3.887%	1/10/28	110,000	109,485 (b)
Citigroup Inc., Senior Notes (4.643% to 5/7/27 then SOFR + 1.143%)	4.643%	5/7/28	1,610,000	1,612,840 (b)
HSBC Holdings PLC, Senior Notes (5.240% to 5/13/30 then SOFR + 1.570%)	5.240%	5/13/31	580,000	588,306 (b)
HSBC Holdings PLC, Senior Notes (5.597% to 5/17/27 then SOFR + 1.060%)	5.597%	5/17/28	1,390,000	1,405,838 (b)
ING Groep NV, Senior Notes (4.017% to 3/28/27 then SOFR + 1.830%)	4.017%	3/28/28	550,000	547,540 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (4.505% to 10/22/27 then SOFR + 0.860%)	4.505%	10/22/28	$130,000	$130,008 (b)
JPMorgan Chase & Co., Senior Notes (5.103% to 4/22/30 then SOFR + 1.435%)	5.103%	4/22/31	630,000	641,557 (b)
JPMorgan Chase & Co., Subordinated Notes (2.956% to 5/13/30 then 3 mo. Term SOFR + 2.515%)	2.956%	5/13/31	640,000	596,485 (b)
Royal Bank of Canada, Senior Notes	4.875%	1/19/27	2,090,000	2,101,421
Toronto-Dominion Bank, Senior Notes	5.523%	7/17/28	950,000	973,660
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	60,000	60,154 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	10,000	9,827 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	110,000	113,162 (b)
Total Banks				16,011,699
Capital Markets — 2.8%
Bank of New York Mellon Corp., Senior Notes (3.992% to 6/13/27 then SOFR + 1.151%)	3.992%	6/13/28	860,000	856,364 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	10,000	10,059
Depository Trust Co., Senior Notes	4.300%	3/27/29	250,000	250,238 (a)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	500,000	495,665 (b)
Goldman Sachs Group Inc., Senior Notes (4.369% to 10/21/30 then SOFR + 1.060%)	4.369%	10/21/31	600,000	588,436 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	480,000	480,078 (b)
Goldman Sachs Group Inc., Senior Notes (4.482% to 8/23/27 then SOFR + 1.725%)	4.482%	8/23/28	1,030,000	1,030,229 (b)
Goldman Sachs Group Inc., Senior Notes (5.727% to 4/25/29 then SOFR + 1.265%)	5.727%	4/25/30	460,000	474,662 (b)
Morgan Stanley, Senior Notes (4.210% to 4/20/27 then SOFR + 1.610%)	4.210%	4/20/28	1,030,000	1,027,349 (b)
Morgan Stanley, Senior Notes (4.994% to 4/12/28 then SOFR + 1.380%)	4.994%	4/12/29	480,000	484,462 (b)
Morgan Stanley, Senior Notes (5.656% to 4/18/29 then SOFR + 1.260%)	5.656%	4/18/30	470,000	483,572 (b)
Morgan Stanley Private Bank NA, Senior Notes (4.734% to 7/18/30 then SOFR + 1.080%)	4.734%	7/18/31	600,000	598,256 (b)
Total Capital Markets				6,779,370
Consumer Finance — 1.2%
American Express Co., Senior Notes (5.645% to 4/23/26 then SOFR + 0.750%)	5.645%	4/23/27	580,000	580,596 (b)
Mercedes-Benz Finance North America LLC, Senior Notes	4.750%	8/1/27	1,240,000	1,246,922 (a)
Mercedes-Benz Finance North America LLC, Senior Notes	5.100%	11/15/29	490,000	498,596 (a)
Midcap Financial Issuer Trust, Senior Notes	5.370%	4/15/29	630,000	622,380 (a)
Total Consumer Finance				2,948,494
Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	560,000	539,189
Block Inc., Senior Notes	6.000%	8/15/33	120,000	118,142 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	165,000	169,713 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.125%	11/1/32	30,000	29,692 (a)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	50,764 (a)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Financial Services — continued
LPL Holdings Inc., Senior Notes	4.900%	4/3/28	$950,000	$953,351
Total Financial Services				1,860,851
Insurance — 0.9%
Aon North America Inc., Senior Notes	5.150%	3/1/29	580,000	592,522
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	90,000	93,446 (a)
Marsh & McLennan Cos. Inc., Senior Notes	4.550%	11/8/27	860,000	864,278
Nippon Life Insurance Co., Senior Notes	4.748%	4/2/31	700,000	702,011 (a)(c)
Total Insurance				2,252,257

Total Financials				29,852,671
Health Care — 6.7%
Biotechnology — 0.4%
AbbVie Inc., Senior Notes	4.800%	3/15/27	1,020,000	1,025,415
Health Care Equipment & Supplies — 0.8%
Abbott Laboratories, Senior Notes	4.000%	3/15/31	350,000	344,532
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	170,000	173,439 (a)
Roche Holdings Inc., Senior Notes	4.790%	3/8/29	1,080,000	1,100,933 (a)
Solventum Corp., Senior Notes	5.450%	2/25/27	252,000	253,971
Total Health Care Equipment & Supplies				1,872,875
Health Care Providers & Services — 4.8%
Cardinal Health Inc., Senior Notes	4.700%	11/15/26	900,000	901,717
Cencora Inc., Senior Notes	4.625%	12/15/27	480,000	481,915
CVS Health Corp., Senior Notes	3.000%	8/15/26	1,040,000	1,033,884
CVS Health Corp., Senior Notes	1.300%	8/21/27	10,000	9,585
CVS Health Corp., Senior Notes	4.300%	3/25/28	2,010,000	2,003,296
Humana Inc., Senior Notes	5.750%	12/1/28	1,370,000	1,405,429
McKesson Corp., Senior Notes	4.250%	9/15/29	720,000	718,297
Quest Diagnostics Inc., Senior Notes	4.600%	12/15/27	2,020,000	2,029,794
UnitedHealth Group Inc., Senior Notes	3.700%	5/15/27	1,010,000	1,003,964
UnitedHealth Group Inc., Senior Notes	4.700%	4/15/29	1,860,000	1,879,582
Total Health Care Providers & Services				11,467,463
Pharmaceuticals — 0.7%
1261229 BC Ltd., Senior Secured Notes	10.000%	4/15/32	430,000	440,616 (a)
Eli Lilly & Co., Senior Notes	4.500%	2/9/29	820,000	828,299
Eli Lilly & Co., Senior Notes	4.200%	8/14/29	10,000	10,011
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	236,000	233,797
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	12/1/32	200,000	205,396
Total Pharmaceuticals				1,718,119

Total Health Care				16,083,872
Industrials — 5.2%
Aerospace & Defense — 1.8%
Avolon Holdings Funding Ltd., Senior Notes	4.250%	4/15/26	100,000	99,996 (a)
Bombardier Inc., Senior Notes	7.250%	7/1/31	30,000	31,475 (a)
Bombardier Inc., Senior Notes	6.750%	6/15/33	70,000	72,377 (a)
General Dynamics Corp., Senior Notes	3.500%	4/1/27	330,000	328,311
Honeywell Aerospace Inc., Senior Notes	4.300%	3/16/31	380,000	376,017 (a)
Howmet Aerospace Inc., Senior Notes	3.000%	1/15/29	520,000	501,774
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Aerospace & Defense — continued
Howmet Aerospace Inc., Senior Notes	4.850%	10/15/31	$470,000	$475,541
Lockheed Martin Corp., Senior Notes	4.150%	8/15/28	180,000	180,167
RTX Corp., Senior Notes	5.750%	11/8/26	1,920,000	1,936,286
RTX Corp., Senior Notes	4.125%	11/16/28	260,000	258,968
Total Aerospace & Defense				4,260,912
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	130,000	131,918 (a)
Commercial Services & Supplies — 0.5%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	130,000	127,666 (a)
GFL Environmental Inc., Senior Notes	4.000%	8/1/28	150,000	145,926 (a)
GFL Environmental Inc., Senior Notes	6.750%	1/15/31	350,000	362,627 (a)
Waste Management Inc., Senior Notes	4.500%	3/15/28	480,000	483,326
Total Commercial Services & Supplies				1,119,545
Electrical Equipment — 0.3%
Eaton Corp., Senior Notes	3.950%	3/6/29	200,000	198,055
GE Vernova Inc., Senior Notes	4.250%	2/4/31	610,000	603,335
Total Electrical Equipment				801,390
Ground Transportation — 0.4%
Canadian Pacific Railway Co., Senior Notes	1.750%	12/2/26	330,000	324,947
Fedex Freight Holding Co. Inc., Senior Notes	4.300%	3/15/29	620,000	612,713 (a)
Total Ground Transportation				937,660
Machinery — 0.3%
Ingersoll Rand Inc., Senior Notes	5.400%	8/14/28	830,000	849,314
Passenger Airlines — 0.6%
American Airlines Pass-Through Trust	3.375%	5/1/27	1,005,062	992,905
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	70,000	68,640
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	310,000	304,351 (a)
Total Passenger Airlines				1,365,896
Professional Services — 0.1%
Paychex Inc., Senior Notes	5.100%	4/15/30	330,000	333,097
Trading Companies & Distributors — 1.1%
Air Lease Corp., Senior Notes	1.875%	8/15/26	1,120,000	1,108,719
Air Lease Corp., Senior Notes	5.300%	2/1/28	720,000	728,393
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	50,000	51,304 (a)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	50,000	51,280 (a)
QXO Building Products Inc., Senior Secured Notes	6.750%	4/30/32	130,000	132,713 (a)
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	420,000	395,098
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	120,000	110,133
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	10,000	10,138 (a)
Total Trading Companies & Distributors				2,587,778

Total Industrials				12,387,510
Information Technology — 2.9%
Electronic Equipment, Instruments & Components — 0.0%††
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	70,000	72,344 (a)
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices Inc., Senior Notes	4.319%	3/24/28	760,000	765,043
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Semiconductors & Semiconductor Equipment — continued
Broadcom Inc., Senior Notes	4.600%	7/15/30	$630,000	$633,345
Intel Corp., Senior Notes	3.750%	8/5/27	850,000	843,145
Intel Corp., Senior Notes	1.600%	8/12/28	110,000	103,091
Micron Technology Inc., Senior Notes	5.300%	1/15/31	570,000	596,823
Texas Instruments Inc., Senior Notes	2.900%	11/3/27	10,000	9,840
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	630,000	621,646
Total Semiconductors & Semiconductor Equipment				3,572,933
Software — 1.2%
Oracle Corp., Senior Notes	4.500%	5/6/28	1,050,000	1,045,376
Oracle Corp., Senior Notes	4.550%	2/4/29	260,000	256,765
Oracle Corp., Senior Notes	4.200%	9/27/29	850,000	823,967
Oracle Corp., Senior Notes	4.950%	2/4/31	140,000	137,029
Synopsys Inc., Senior Notes	4.650%	4/1/28	590,000	592,355
Total Software				2,855,492
Technology Hardware, Storage & Peripherals — 0.2%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	110,000	112,095 (a)
Hewlett Packard Enterprise Co., Senior Notes	4.400%	10/15/30	390,000	383,010
Total Technology Hardware, Storage & Peripherals				495,105

Total Information Technology				6,995,874
Materials — 1.6%
Chemicals — 0.3%
Equate Petrochemical Co. KSCC, Senior Notes	4.250%	11/3/26	630,000	623,906 (a)
Construction Materials — 0.3%
Amrize Finance US LLC, Senior Notes	4.700%	4/7/28	740,000	744,761
Metals & Mining — 0.8%
First Quantum Minerals Ltd., Senior Notes	8.000%	3/1/33	400,000	417,441 (a)
First Quantum Minerals Ltd., Senior Notes	7.250%	2/15/34	200,000	203,771 (a)
Freeport-McMoRan Inc., Senior Notes	4.125%	3/1/28	280,000	277,844
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	10,000	9,958 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	800,000	792,699 (a)
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	320,000	319,393
Total Metals & Mining				2,021,106
Paper & Forest Products — 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	560,000	558,801 (a)

Total Materials				3,948,574
Real Estate — 0.1%
Specialized REITs — 0.1%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	110,000	110,040 (a)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	30,000	29,488 (a)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	130,000	128,581 (a)

Total Real Estate				268,109
Utilities — 4.6%
Electric Utilities — 4.1%
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	5.200%	10/1/28	1,330,000	1,360,199
Connecticut Light and Power Co., First Mortgage Bonds	4.650%	1/1/29	580,000	585,391
Constellation Energy Generation LLC, Senior Notes	3.900%	1/8/28	250,000	248,108
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
FirstEnergy Transmission LLC, Senior Notes	4.550%	1/15/30	$930,000	$929,410
Florida Power & Light Co., First Mortgage Bonds	5.150%	6/15/29	580,000	595,133
Georgia Power Co., Senior Notes	5.004%	2/23/27	1,290,000	1,299,858
Oncor Electric Delivery Co. LLC, Senior Secured Notes	4.500%	3/20/27	610,000	610,229
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	430,000	440,326
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	742,000	748,513 (a)
Southern California Edison Co., First Mortgage Bonds	5.650%	10/1/28	1,720,000	1,763,262
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	50,000	51,777 (a)
Vistra Operations Co. LLC, Senior Secured Notes	5.050%	12/30/26	740,000	742,625 (a)
Vistra Operations Co. LLC, Senior Secured Notes	4.700%	1/31/31	610,000	600,523 (a)
Total Electric Utilities				9,975,354
Gas Utilities — 0.1%
Snam SpA, Senior Notes	5.000%	5/28/30	220,000	222,350 (a)
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	70,000	72,817 (a)
Multi-Utilities — 0.4%
Engie SA, Senior Notes	5.250%	4/10/29	840,000	859,951 (a)

Total Utilities				11,130,472
Total Corporate Bonds & Notes (Cost — $117,268,812)				117,443,236
Asset-Backed Securities — 16.7%
522 Funding CLO Ltd., 2019-5A AR2 (3 mo. Term SOFR + 1.020%)	4.680%	4/15/35	360,000	360,096 (a)(b)
ABFC Trust, 2003-OPT1 A3 (1 mo. Term SOFR + 0.794%)	4.473%	4/25/33	369,537	370,887 (b)
Abry Liquid Credit CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.310%)	4.995%	1/15/38	390,000	388,986 (a)(b)
AIMCO CLO Ltd., 2021-15A AR (3 mo. Term SOFR + 1.200%)	4.868%	4/17/38	550,000	550,149 (a)(b)
Amur Equipment Finance Receivables LLC, 2024-1A B	5.370%	1/21/31	1,350,000	1,371,151 (a)
Apex Credit CLO Ltd., 2020-1A A1R3 (3 mo. Term SOFR + 1.160%)	4.823%	4/20/35	520,000	520,145 (a)(b)
Apex Credit CLO LLC, 2021-2A A1AR (3 mo. Term SOFR + 1.180%)	4.848%	10/20/34	570,000	570,662 (a)(b)
Apidos CLO Ltd., XXXA A2R (3 mo. Term SOFR + 1.500%)	5.168%	10/18/31	1,000,000	1,002,210 (a)(b)
Ares CLO Ltd., 2017-44A A1RR (3 mo. Term SOFR + 1.130%)	4.802%	4/15/34	250,000	250,266 (a)(b)
Ares CLO Ltd., 2021-60A AR2 (3 mo. Term SOFR + 0.960%)	4.628%	7/18/34	300,000	299,715 (a)(b)
ARI Fleet Lease Trust, 2025-B A2	4.590%	3/15/34	1,395,048	1,399,020 (a)
Atlas Senior Loan Fund Ltd., 2025-26A AN (3 mo. Term SOFR + 1.340%)	5.208%	10/22/38	390,000	390,746 (a)(b)
Atlas Senior Loan Fund Ltd., 2025-26A AY (3 mo. Term SOFR + 1.330%)	5.198%	10/22/38	140,000	140,269 (a)(b)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	160,000	159,124 (a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A C	2.130%	8/20/27	816,667	812,558 (a)
Balboa Bay Loan Funding Ltd., 2021-1A AR (3 mo. Term SOFR + 0.990%)	4.658%	7/20/34	460,000	459,617 (a)(b)
Balboa Bay Loan Funding Ltd., 2021-2A A1R (3 mo. Term SOFR + 1.130%)	4.798%	1/20/35	580,000	580,178 (a)(b)
Bayfront Iabs Pte Ltd., 7A A (SOFR + 1.280%)	4.960%	4/11/48	400,000	399,962 (a)(b)
Bayswater Park CLO Ltd., 2023-1A AR (3 mo. Term SOFR + 1.210%)	4.878%	1/20/39	390,000	390,066 (a)(b)
BCRED MML CLO LLC, 2021-1A A (3 mo. Term SOFR + 1.742%)	5.414%	1/15/35	950,000	950,501 (a)(b)
Black Diamond CLO Ltd., 2024-1A A1 (3 mo. Term SOFR + 1.650%)	5.318%	10/25/37	1,040,000	1,043,257 (a)(b)
BlueMountain CLO Ltd., 2020-30A AR2 (3 mo. Term SOFR + 1.150%)	4.822%	4/15/35	420,000	420,112 (a)(b)
Brightwood Capital MM CLO Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.450%)	5.204%	10/15/35	450,000	447,969 (a)(b)
Capital One Prime Auto Receivables Trust, 2022-2 A3	3.660%	5/17/27	15,415	15,412
Carmax Auto Owner Trust, 2025-2 A2B (30 Day Average SOFR + 0.690%)	4.362%	7/17/28	797,536	798,702 (b)
Carvana Auto Receivables Trust, 2021-P4 A4	1.640%	12/10/27	468,212	465,790
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.189%	4/22/37	$150,000	$150,387 (a)(b)
CNH Equipment Trust, 2022-B A3	3.890%	11/15/27	281,713	281,647
Columbia Cent CLO Ltd., 2022-32A A1R2 (3 mo. Term SOFR + 1.120%)	4.788%	7/24/34	690,000	690,600 (a)(b)
Elmwood CLO Ltd., 2019-1A A1R3 (3 mo. Term SOFR + 1.120%)	4.780%	4/20/37	480,000	477,839 (a)(b)
Ent Auto Receivables Trust, 2023-1A A4	6.260%	11/15/29	640,000	650,688 (a)
Fifth Third Auto Trust, 2023-1 A3	5.530%	8/15/28	596,294	600,365
Ford Credit Floorplan Master Owner Trust, 2023-1 A1	4.920%	5/15/28	1,310,000	1,311,642 (a)
Fortress Credit Bsl Ltd., 2021-1A AR (3 mo. Term SOFR + 1.100%)	4.768%	4/20/33	341,371	341,554 (a)(b)
Galaxy CLO Ltd., 2025-36A A1 (3 mo. Term SOFR + 1.230%)	5.008%	10/15/38	480,000	480,079 (a)(b)
GM Financial Consumer Automobile Receivables Trust, 2022-4 A4	4.880%	8/16/28	1,350,000	1,353,608
Greywolf CLO Ltd., 2018-1A A2 (3 mo. Term SOFR + 1.892%)	5.560%	4/26/31	103,492	103,684 (a)(b)
Home Equity Asset Trust, 2005-6 M5 (1 mo. Term SOFR + 1.059%)	4.738%	12/25/35	380,000	372,466 (b)
JPMorgan Mortgage Acquisition Trust, 2007-CH2 MV2 (1 mo. Term SOFR + 0.564%)	4.243%	1/25/37	298,870	295,235 (b)
Madison Park Funding Ltd., 2020-46A ARR (3 mo. Term SOFR + 1.000%)	4.672%	10/15/34	610,000	609,603 (a)(b)
Man Capital CLO Ltd., 2021-2RA A1R (3 mo. Term SOFR + 1.320%)	4.990%	4/17/39	490,000	488,888 (a)(b)
MAPS Trust, 2026-1A A	5.201%	1/15/51	335,878	328,830 (a)
Marble Point CLO Ltd., 2021-4A A1R (3 mo. Term SOFR + 1.160%)	4.829%	1/22/35	640,000	640,221 (a)(b)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.313%	6/25/46	20,524	19,935 (a)(b)
MetroNet Infrastructure Issuer LLC, 2025-2A A2	5.400%	8/20/55	440,000	444,336 (a)
Mountain Point CLO Ltd., 2026-1A A1 (3 mo. Term SOFR + 1.230%)	4.950%	4/20/39	210,000	210,119 (a)(b)
Mountain View CLO Ltd., 2019-2A A1R (3 mo. Term SOFR + 1.670%)	5.342%	7/15/37	280,000	280,735 (a)(b)
Navient Student Loan Trust, 2016-6A A3 (30 Day Average SOFR + 1.414%)	5.076%	3/25/66	1,284,735	1,302,362 (a)(b)
Navient Student Loan Trust, 2021-1A A1B (30 Day Average SOFR + 0.714%)	4.376%	12/26/69	432,165	426,137 (a)(b)
Navigator Aviation Ltd., 2025-1 A	5.107%	10/15/50	263,213	258,452 (a)
Nelnet Student Loan Trust, 2014-6A A (30 Day Average SOFR + 0.764%)	4.426%	11/25/52	144,899	143,598 (a)(b)
Nelnet Student Loan Trust, 2021-A APT1	1.360%	4/20/62	261,706	249,629 (a)
Nelnet Student Loan Trust, 2025-1A A1 (30 Day Average SOFR + 0.750%)	4.412%	10/25/33	536,835	536,976 (a)(b)
Neuberger Berman Loan Advisers CLO Ltd., 2022-51A AR2 (3 mo. Term SOFR + 1.000%)	4.668%	10/23/36	400,000	400,050 (a)(b)
Obra CLO Ltd., 2025-2A A1 (3 mo. Term SOFR + 1.540%)	5.208%	7/20/38	600,000	601,728 (a)(b)
OCCU Auto Receivables Trust, 2025-1A D	5.600%	11/15/34	470,000	473,839 (a)
Ocean Trails CLO Ltd., 2020-10A AR2 (3 mo. Term SOFR + 1.300%)	4.972%	10/15/34	520,000	520,608 (a)(b)
Ocean Trails CLO Ltd., 2022-12A A1R (3 mo. Term SOFR + 1.330%)	4.998%	7/20/35	920,000	920,431 (a)(b)
OHA Loan Funding Ltd., 2013-2A AR2 (3 mo. Term SOFR + 1.220%)	5.349%	10/20/38	430,000	429,960 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	4.818%	4/20/38	460,000	458,748 (a)(b)
Palmer Square Loan Funding Ltd., 2024-1A A1R (3 mo. Term SOFR + 0.820%)	4.480%	10/15/32	500,000	499,919 (a)(b)
Parallel Ltd., 2023-1A A1R (3 mo. Term SOFR + 1.390%)	5.058%	7/20/36	570,000	570,098 (a)(b)
PFS Financing Corp., 2023-B B	5.710%	5/15/28	1,210,000	1,211,927 (a)
Saxon Asset Securities Trust, 2003-3 M1 (1 mo. Term SOFR + 1.089%)	4.073%	12/25/33	8,551	8,251 (b)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	419,159	418,180 (a)
SLM Private Credit Student Loan Trust, 2006-A A5 (3 mo. Term SOFR + 0.552%)	4.226%	6/15/39	416,704	406,611 (b)
SLM Private Credit Student Loan Trust, 2006-B A5 (3 mo. Term SOFR + 0.532%)	4.206%	12/15/39	224,865	220,498 (b)
SLM Student Loan Trust, 2003-10A A4 (90 Day Average SOFR + 0.931%)	4.622%	12/17/68	412,258	409,665 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	4.517%	1/15/53	$249,002	$246,866 (a)(b)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	548,880	484,771 (a)
Stonepeak ABS, 2021-1A A	2.675%	2/28/33	456,150	446,122 (a)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	5.972%	5/25/31	305,433	215,785 (a)(b)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	4.868%	4/20/38	540,000	540,144 (a)(b)
Taco Bell Funding LLC, 2025-1A A2I	4.821%	8/25/55	210,000	207,237 (a)
Tesla Auto Lease Trust, 2023-B B	6.570%	8/20/27	124,856	124,965 (a)
Trinitas CLO Ltd., 2021-16A A1R (3 mo. Term SOFR + 1.130%)	4.798%	7/20/34	360,000	360,375 (a)(b)
Venture CLO Ltd., 2019-38A ARR (3 mo. Term SOFR + 1.000%)	4.667%	7/30/32	121,711	121,856 (a)(b)
Verdant Receivables LLC, 2024-1A A2	5.680%	12/12/31	876,488	890,512 (a)
Verdelite Static CLO Ltd., 2024-1A C (3 mo. Term SOFR + 1.950%)	5.618%	7/20/32	390,000	391,388 (a)(b)
Voya CLO Ltd., 2016-1A BR (3 mo. Term SOFR + 2.062%)	5.729%	1/20/31	240,000	241,082 (a)(b)
Wendy’s Funding LLC, 2019-1A A2II	4.080%	6/15/49	508,883	490,091 (a)
Whitebox CLO Ltd., 2021-3A A1R (3 mo. Term SOFR + 1.270%)	4.942%	10/15/35	330,000	330,120 (a)(b)

Total Asset-Backed Securities (Cost — $40,406,065)				40,248,992
Collateralized Mortgage Obligations(d) — 15.0%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	445,586	446,228 (a)
Angel Oak Mortgage Trust, 2025-6 A1	5.515%	4/25/70	453,350	455,208 (a)
Arbor Realty Commercial Real Estate Notes LLC, 2025-FL1 A (1 mo. Term SOFR + 1.354%)	5.029%	1/20/43	260,000	259,644 (a)(b)
BANK, 2017-BNK9 ASB	3.470%	11/15/54	418,834	415,653
BANK, 2022-BNK39 XA, IO	0.412%	2/15/55	60,095,904	1,251,978 (b)
BANK, 2022-BNK40 A4	3.389%	3/15/64	470,000	436,669 (b)
BANK, 2023-BNK45 A5	5.203%	2/15/56	1,590,000	1,607,262
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	6.644%	12/16/36	1,320,000	1,323,340 (a)(b)
Benchmark Mortgage Trust, 2021-B31 A5	2.669%	12/15/54	1,320,000	1,177,598
BX Commercial Mortgage Trust, 2024-BIO2 D	7.713%	8/13/41	250,000	242,132 (a)(b)
BX Commercial Mortgage Trust, 2025-COPT A (1 mo. Term SOFR + 1.750%)	5.423%	8/15/42	640,000	641,278 (a)(b)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.127%	8/19/43	440,000	439,217 (a)(b)
Chase Mortgage Finance Trust, 2007-A1 2A3	5.874%	2/25/37	3,375	3,220 (b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.093%	8/25/35	734	723 (a)(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-4A A2 (1 mo. Term SOFR + 0.694%)	4.373%	10/25/35	6,839	6,699 (a)(b)
Citigroup Mortgage Loan Trust, 2007-AR4 2A1A	6.201%	3/25/37	15,953	16,299 (b)
Countrywide Home Loans Reperforming REMIC Trust, 2006-R2 AF1 (1 mo. Term SOFR + 0.534%)	4.213%	7/25/36	42,322	40,158 (a)(b)
Deephaven Residential Mortgage Trust, 2026-INV1 A1	4.797%	12/25/70	588,382	584,059 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	848,173	759,428 (a)(b)
Extended Stay America Trust, 2025-ESH A (1 mo. Term SOFR + 1.300%)	4.973%	10/15/42	240,000	240,315 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2018-1 M	4.750%	5/25/57	369,186	365,219 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	763,196	749,876 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-2 M	4.250%	11/25/59	770,738	750,350 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	6.762%	3/25/42	$540,000	$547,731 (a)(b)
Federal National Mortgage Association (FNMA) — CAS, 2024-R01 1M2 (30 Day Average SOFR + 1.800%)	5.462%	1/25/44	250,000	252,254 (a)(b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	128,961	119,886
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	64,627	61,706
Federal National Mortgage Association (FNMA) REMIC, 2025-18 FH (30 Day Average SOFR + 1.400%)	5.062%	8/25/54	1,719,351	1,734,773 (b)
Freddie Mac Structured Pass-Through Certificates, T-51 1A	6.500%	9/25/43	36,159	36,984 (b)
Government National Mortgage Association (GNMA), 2010-H02 FA (1 mo. Term SOFR + 0.794%)	4.467%	2/20/60	3,320	3,330 (b)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. Term SOFR + 0.664%)	4.337%	3/20/60	36,361	36,393 (b)
Government National Mortgage Association (GNMA), 2010-H10 FB (1 mo. Term SOFR + 1.114%)	4.787%	5/20/60	76,522	77,014 (b)
Government National Mortgage Association (GNMA), 2010-H20 AF (1 mo. Term SOFR + 0.444%)	4.113%	10/20/60	95,719	95,507 (b)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.133%	8/20/58	8,367	8,346 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.233%	11/20/60	77,233	77,190 (b)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. Term SOFR + 0.614%)	4.283%	1/20/61	10,192	10,194 (b)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. Term SOFR + 0.614%)	4.283%	12/20/60	19,239	19,245 (b)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	4.233%	2/20/61	34,509	34,493 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.283%	2/20/61	13,739	13,742 (b)
Government National Mortgage Association (GNMA), 2012-H21 FA (1 mo. Term SOFR + 0.614%)	4.283%	7/20/62	610,918	611,874 (b)
Government National Mortgage Association (GNMA), 2012-H23 SA (1 mo. Term SOFR + 0.644%)	4.313%	10/20/62	8,149	8,159 (b)
Government National Mortgage Association (GNMA), 2012-H23 WA (1 mo. Term SOFR + 0.634%)	4.303%	10/20/62	13,153	13,160 (b)
Government National Mortgage Association (GNMA), 2013-H02 FD (1 mo. Term SOFR + 0.454%)	4.123%	12/20/62	193,725	193,361 (b)
Government National Mortgage Association (GNMA), 2013-H08 BF (1 mo. Term SOFR + 0.514%)	4.183%	3/20/63	92,576	92,222 (b)
Government National Mortgage Association (GNMA), 2013-H14 FC (1 mo. Term SOFR + 0.584%)	4.253%	6/20/63	18,382	18,378 (b)
Government National Mortgage Association (GNMA), 2013-H14 FD (1 mo. Term SOFR + 0.584%)	4.253%	6/20/63	5,392	5,390 (b)
Government National Mortgage Association (GNMA), 2013-H14 FG (1 mo. Term SOFR + 0.584%)	4.253%	5/20/63	5,765	5,764 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	98,829	95,090
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	77,768	70,173
Government National Mortgage Association (GNMA), 2019-H16 CF (1 mo. Term SOFR + 0.814%)	4.483%	10/20/69	739,405	740,204 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	$61,938	$61,043
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	62,094	61,283
Government National Mortgage Association (GNMA), 2021-H03 FA (30 Day Average SOFR + 0.380%)	4.053%	4/20/70	803,436	801,381 (b)
Government National Mortgage Association (GNMA), 2021-H16 FG (30 Day Average SOFR + 0.300%)	3.973%	9/20/71	1,084,619	1,079,395 (b)
Government National Mortgage Association (GNMA), 2022-H08 FA (30 Day Average SOFR + 0.750%)	4.412%	4/20/72	2,296,286	2,303,031 (b)
Greystone CRE Notes LLC, 2025-FL4 A (1 mo. Term SOFR + 1.481%)	5.154%	1/15/43	390,000	390,158 (a)(b)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. Term SOFR + 0.654%)	4.333%	11/25/36	576,135	516,344 (b)
IndyMac INDX Mortgage Loan Trust, 2004-AR14 2A1A (1 mo. Term SOFR + 0.834%)	4.513%	1/25/35	41,363	32,082 (b)
JPMorgan Resecuritization Trust, 2009-10 7A2	6.054%	2/26/37	1,653,770	773,262 (a)(b)
Luminent Mortgage Trust, 2006-7 2A2 (1 mo. Term SOFR + 0.554%)	4.233%	12/25/36	14,425	18,152 (b)
Merrill Lynch Mortgage Investors Trust, 2003-A2 2M1	5.864%	3/25/33	20,542	18,024 (b)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.168%	5/18/42	390,000	390,594 (a)(b)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	5.030%	2/18/41	120,000	119,659 (a)(b)
MLTI Trust, 2026-SF75 A (1 mo. Term SOFR + 1.400%)	5.073%	3/15/31	490,000	488,352 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C32 ASB	3.514%	12/15/49	41,313	41,204
Morgan Stanley Capital I Trust, 2018-H4 XA, IO	0.783%	12/15/51	21,577,379	389,023 (b)
New Residential Mortgage Loan Trust, 2017-2A B2	4.750%	3/25/57	188,071	187,038 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	81,224	78,430 (a)(b)
New Residential Mortgage Loan Trust, 2019-NQM5 A3	3.065%	11/25/59	293,707	280,967 (a)(b)
NYC Commercial Mortgage Trust, 2025-28L F	8.130%	11/5/38	500,000	505,041 (a)(b)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	773,958	702,160 (a)(b)
PLYM Commercial Mortgage Trust, 2026-IND A (1 mo. Term SOFR + 1.250%)	4.923%	3/15/43	610,000	607,852 (a)(b)
PRKCM Trust, 2022-AFC1 A1A	4.100%	4/25/57	455,306	453,629 (a)(b)
PRKCM Trust, 2025-AFC1 A1	5.101%	10/25/60	287,114	286,539 (a)(b)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	411,336	413,094 (a)
PRPM Trust, 2026-RCF1 A1	4.845%	1/25/56	570,728	567,972 (a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	3,314	877
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. Term SOFR + 0.664%)	4.343%	5/25/37	369,007	283,903 (b)
RIDE, 2025-SHRE A	5.075%	2/14/47	470,000	476,982 (a)(b)
SCMS Mortgage Trust, 2025-BNC1 A2	4.502%	12/15/57	620,000	617,449 (a)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. Term SOFR + 1.108%)	4.908%	6/20/33	24,881	24,598 (b)
SREIT Trust, 2021-MFP2 A (1 mo. Term SOFR + 0.936%)	4.609%	11/15/36	1,450,000	1,449,324 (a)(b)
SREIT Trust, 2021-PALM A (1 mo. Term SOFR + 0.704%)	4.377%	10/15/34	825,000	824,728 (a)(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.990%	3/25/35	57,371	48,226 (b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-12 3A1	4.744%	6/25/35	2,751	2,316 (b)
Structured Asset Securities Corp., 2005-RF3 2A	4.461%	6/25/35	56,454	51,655 (a)(b)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2002-3 B2	6.500%	3/25/32	263,166	258,085 (b)
STWD LLC, 2025-FL4 A (1 mo. Term SOFR + 1.450%)	5.127%	11/19/42	640,000	640,042 (a)(b)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.022%	11/15/38	32,612	32,572 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.115%	2/15/42	670,000	662,662 (a)(b)
Towd Point Mortgage Trust, 2019-4 B1B	3.500%	10/25/59	910,000	711,833 (a)(b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR5 A7	5.718%	6/25/33	$9,084	$9,110 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR4 A5	4.253%	4/25/35	5,335	5,217 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR19 A1B2 (1 mo. Term SOFR + 0.934%)	4.613%	12/25/45	12,023	12,197 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR13 2A (12 mo. Moving Treasury Average + 1.500%)	5.359%	10/25/46	275,742	265,246 (b)
WMRK Commercial Mortgage Trust, 2022-WMRK A (1 mo. Term SOFR + 2.789%)	6.462%	11/15/27	905,360	907,469 (a)(b)

Total Collateralized Mortgage Obligations (Cost — $37,234,326)				36,045,316
U.S. Government & Agency Obligations — 12.3%
U.S. Government Agencies — 0.7%

Federal National Mortgage Association (FNMA), Notes (SOFR + 0.100%)	3.730%	6/18/26	1,640,000	1,640,360 (b)
U.S. Government Obligations — 11.6%
U.S. Treasury Notes	0.625%	7/31/26	10,450,000	10,343,171
U.S. Treasury Notes	3.875%	7/31/27	200,000	200,101
U.S. Treasury Notes	3.625%	8/15/28	540,000	537,743
U.S. Treasury Notes	3.500%	11/15/28	650,000	644,795
U.S. Treasury Notes	4.125%	10/31/29	430,000	433,578
U.S. Treasury Notes	4.000%	2/28/30	2,670,000	2,680,325
U.S. Treasury Notes	3.875%	7/31/30	5,730,000	5,721,159
U.S. Treasury Notes	3.625%	10/31/30	4,980,000	4,916,291
U.S. Treasury Notes	3.500%	11/30/30	2,440,000	2,395,298
U.S. Treasury Notes	3.750%	1/31/31	60,000	59,494
Total U.S. Government Obligations				27,931,955

Total U.S. Government & Agency Obligations (Cost — $29,636,406)				29,572,315
Mortgage-Backed Securities — 3.8%
FHLMC — 1.3%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33	34,228	33,712
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	6/1/35- 11/1/35	1,141,070	1,086,737
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	2/1/42	1,793,703	1,559,140
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/53	458,908	470,792
Federal Home Loan Mortgage Corp. (FHLMC) (1 year FTSE USD IBOR Consumer Cash Fallbacks + 1.495%)	6.320%	6/1/43	36,694	38,015 (b)
Total FHLMC				3,188,396
FNMA — 2.3%
Federal National Mortgage Association (FNMA)	2.500%	2/1/35	686,706	663,300
Federal National Mortgage Association (FNMA)	3.000%	12/1/37- 2/1/40	883,819	845,241
Federal National Mortgage Association (FNMA)	4.500%	11/1/38	1,303,156	1,306,076
Federal National Mortgage Association (FNMA)	2.000%	2/1/42	563,386	489,647
Federal National Mortgage Association (FNMA)	5.500%	8/1/52	485,288	492,609
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	385,881	403,638
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	276,343	261,819
Federal National Mortgage Association (FNMA) (1 year Treasury Constant Maturity Rate + 2.375%)	6.411%	9/1/37	254,116	256,646 (b)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (30 Day Average SOFR + 2.120%)	1.926%	11/1/51	$883,420	$846,542 (b)
Total FNMA				5,565,518
GNMA — 0.2%
Government National Mortgage Association (GNMA)	6.000%	11/15/28	966	969
Government National Mortgage Association (GNMA)	6.500%	8/15/34	21,953	22,814
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	135,619	123,546
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	119,883	112,032
Government National Mortgage Association (GNMA) II	3.500%	9/20/48- 10/20/49	32,409	30,095
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 1.056%)	4.892%	7/20/60	1,712	1,728 (b)
Government National Mortgage Association (GNMA) II (1 mo. FTSE USD IBOR Consumer Cash Fallbacks + 2.573%)	6.058%	8/20/60	48,811	51,070 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.157%)	4.592%	7/20/60	707	713 (b)
Government National Mortgage Association (GNMA) II (1 year Treasury Constant Maturity Rate + 1.440%)	4.950%	2/20/60	14,598	14,792 (b)
Total GNMA				357,759

Total Mortgage-Backed Securities (Cost — $9,275,519)				9,111,673
Senior Loans — 1.3%
Communication Services — 0.1%
Media — 0.1%
Virgin Media Bristol LLC, Term Loan Facility Y (6 mo. Term SOFR + 3.275%)	7.052%	3/31/31	375,000	343,322 (b)(e)(f)

Consumer Discretionary — 0.5%
Specialty Retail — 0.5%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	190,000	188,312 (g)
Petco Health & Wellness Co. Inc., 2026 Term Loan (3 mo. Term SOFR + 4.250%)	7.950%	1/22/31	230,000	225,321 (b)(e)(f)
Rent-A-Center Inc., 2025 Term Loan (3 mo. Term SOFR + 2.750%)	6.418%	8/13/32	684,129	684,984 (b)(e)(f)

Total Consumer Discretionary				1,098,617
Financials — 0.5%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.668%	11/24/32	120,000	118,275 (b)(e)(f)
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B (1 mo. Term SOFR + 2.500%)	6.168%	9/15/31	189,524	183,828 (b)(e)(f)
Financial Services — 0.1%
Jane Street Group LLC, Extended Term Loan (3 mo. Term SOFR + 2.000%)	5.673%	12/15/31	69,816	68,626 (b)(e)(f)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	5.450%	11/6/28	262,500	263,936 (b)(e)(f)
Total Financial Services				332,562
Insurance — 0.2%
AmWINS Group Inc., 2026 Refinancing Term Loan (1 mo. Term SOFR + 2.000%)	5.668%	1/30/32	239,394	238,079 (b)(e)(f)
Asurion LLC, New Term Loan B14 (1 mo. Term SOFR + 3.750%)	7.418%	3/11/33	190,000	183,945 (b)(e)(f)
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Insurance — continued
Sedgwick Claims Management Services Inc., 2024 Term Loan (1 mo. Term SOFR + 2.500%)	6.168%	7/31/31	$69,824	$68,652 (b)(e)(f)
Total Insurance				490,676

Total Financials				1,125,341
Health Care — 0.0%††
Health Care Equipment & Supplies — 0.0%††
Medline Borrower LP, 2028 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	5.418%	10/23/28	29,604	29,682 (b)(e)(f)
Health Care Technology — 0.0%††
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 2.750%)	6.418%	2/15/29	59,849	58,839 (b)(e)(f)

Total Health Care				88,521
Industrials — 0.1%
Passenger Airlines — 0.1%
Spirit Airlines LLC, Contingent DIP Facility	—	7/14/26	96,176	12,022 *(h)(i)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	1/2/40	40,642	40,236 (b)(e)(f)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	252,439	176,707 (g)(i)
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	10,080	9,979 (b)(e)(f)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.678%	7/14/26	19,907	19,708 (b)(e)(f)

Total Industrials				258,652
Information Technology — 0.1%
Software — 0.1%
Cloud Software Group Inc., Tenth Amendment Term Loan B2 (3 mo. Term SOFR + 3.250%)	6.950%	3/21/31	89,774	82,503 (b)(e)(f)
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	7.518%	10/8/28	70,000	62,694 (b)(e)(f)
UKG Inc., Term Loan B	—	2/10/31	79,800	76,363 (g)

Total Information Technology				221,560
Total Senior Loans (Cost — $3,195,428)				3,136,013
Sovereign Bonds — 0.5%
Israel — 0.2%

Israel Government International Bond, Senior Notes	5.375%	3/12/29	370,000	375,889
Supranational — 0.3%
Asian Development Bank, Senior Notes	1.500%	1/20/27	830,000	815,039

Total Sovereign Bonds (Cost — $1,197,994)				1,190,928
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
3-Month SOFR Futures, Call @ $96.750	6/12/26	111	$277,500	7,631
U.S. Treasury 2-Year Notes Futures, Call @ $103.750	5/22/26	35	70,000	21,328

Total Purchased Options (Cost — $116,012)				28,959
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC		78	$20 *(j)(k)
Spirit Aviation Holdings Inc.		13,311	3,328 *

Total Common Stocks (Cost — $186,966)			3,348
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $115,136)	3/12/30	9,458	2,364 *(a)(j)(k)
Total Investments — 98.5% (Cost — $238,632,664)			236,783,144
Other Assets in Excess of Liabilities — 1.5%			3,655,812
Total Net Assets — 100.0%			$240,438,956

††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	All or a portion of this loan has not settled as of March 31, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(h)	The coupon payment on this security is currently in default as of March 31, 2026.
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(k)	Restricted security (Note 3).

Abbreviation(s) used in this schedule:
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
DIP	—	Debtor-in-possession
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

 Western Asset Short-Term Bond Fund
At March 31, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	12/11/26	$97.500	25	$62,500	$(4,531)
3-Month SOFR Futures, Put	12/11/26	96.500	54	135,000	(51,300)
U.S. Treasury 2-Year Notes Futures, Put	5/22/26	103.000	35	70,000	(7,110)
U.S. Treasury 5-Year Notes Futures, Call	4/24/26	109.000	45	45,000	(8,086)
U.S. Treasury 5-Year Notes Futures, Put	4/24/26	107.000	45	45,000	(6,328)
Total Exchange-Traded Written Options (Premiums received — $61,841)					$(77,355)

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	49	6/26	$11,822,578	$11,799,813	$(22,765)
3-Month SOFR	52	3/27	12,567,209	12,527,450	(39,759)
U.S. Treasury 2-Year Notes	768	6/26	160,062,422	159,318,000	(744,422)
U.S. Treasury Ultra 10-Year Notes	34	6/26	3,944,804	3,859,531	(85,273)
					(892,219)
Contracts to Sell:
U.S. Treasury 5-Year Notes	16	6/26	1,722,597	1,730,875	(8,278)
U.S. Treasury 10-Year Notes	11	6/26	1,241,606	1,221,516	20,090
U.S. Treasury Long-Term Bonds	11	6/26	1,293,900	1,252,625	41,275
U.S. Treasury Ultra Long-Term Bonds	6	6/26	718,208	699,374	18,834
					71,921
Net unrealized depreciation on open futures contracts					$(820,298)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At March 31, 2026, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
$6,722,000	6/15/27	3.450% annually	Daily SOFR Compound annually	$20,106	$(958)	$21,064
41,132,000	12/15/27	3.320% annually	Daily SOFR Compound annually	225,831	(3,311)	229,142
10,830,000	11/21/30	2.452%*	CPURNSA*	29,133	(5,129)	34,262
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
March 31, 2026
 Western Asset Short-Term Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
	$20,983,000	1/31/33	3.520% annually	Daily SOFR Compound annually	$220,999	$45,587	$175,412
Total	$79,667,000				$496,069	$36,189	$459,880

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.46 Index	$7,191,000	6/20/31	1.000% quarterly	$124,123	$121,622	$2,501

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	One time payment made at termination date.

Reference Index	Reference Rate
CPURNSA	3.302%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Short-Term Bond Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Short-Term Bond Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$117,443,236	—	$117,443,236
Asset-Backed Securities	—	40,248,992	—	40,248,992
Collateralized Mortgage Obligations	—	36,045,316	—	36,045,316
U.S. Government & Agency Obligations	—	29,572,315	—	29,572,315
Mortgage-Backed Securities	—	9,111,673	—	9,111,673
Senior Loans:
Industrials	—	69,923	$188,729	258,652
Other Senior Loans	—	2,877,361	—	2,877,361
Sovereign Bonds	—	1,190,928	—	1,190,928
Purchased Options	$28,959	—	—	28,959
Common Stocks:
Industrials	3,328	20	—	3,348
Warrants	—	2,364	—	2,364
Total Investments	$32,287	$236,562,128	$188,729	$236,783,144
Other Financial Instruments:
Futures Contracts††	$80,199	—	—	$80,199
Centrally Cleared Interest Rate Swaps††	—	$459,880	—	459,880
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	2,501	—	2,501
Total Other Financial Instruments	$80,199	$462,381	—	$542,580
Total	$112,486	$237,024,509	$188,729	$237,325,724
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$77,355	—	—	$77,355
Futures Contracts††	900,497	—	—	900,497
Total	$977,852	—	—	$977,852

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2026. The following transactions were effected

Western Asset Short-Term Bond Fund 2026 Quarterly Report

in such company for the period ended March 31, 2026.

	Affiliate Value at December 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$20,236,992	20,236,992	$20,236,992	20,236,992

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$27,414	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 3/31/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	78	3/25	$950	$20	$0.26	0.00%(a)
Spirit Airlines LLC, Warrants	9,458	3/25	115,136	2,364 (b)	0.25	0.00 (a)
Total			$116,086	$2,384		0.00%(a)

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Short-Term Bond Fund 2026 Quarterly Report